CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A common stock [Member] Common Stock [Member]	Class B common stock [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	IPO [Member]	Total
Balance at the beginning at Feb. 07, 2021	$ 0	$ 0	$ 0	$ 0		$ 0
Balance at the beginning (in shares) at Feb. 07, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in Initial Public Offering, net of offering costs		$ 0	118,730,487	0		118,731,696
Deferred underwriting commission		0	(4,025,000)	0		(4,025,000)
Issuance of Class B Common Stock to Sponsor		$ 288	24,712	0		25,000
Issuance of Class B Common Stock to Sponsor (in shares)		2,875,000
Initial fair value of warrant liability		$ 0	(11,176,949)	0		(11,176,949)
Subsequent shares subject to possible redemption		0	(103,553,250)	(13,745,600)		(117,300,000)
Net income		0	0	4,307,307		4,307,307
Balance at the end at Jun. 30, 2021		$ 288	0	(9,438,293)		(9,437,946)
Balance at the end (in shares) at Jun. 30, 2021		2,875,000
Balance at the beginning at Feb. 07, 2021	$ 0	$ 0	0	0		0
Balance at the beginning (in shares) at Feb. 07, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						5,600,271
Balance at the end at Sep. 30, 2021		$ 288	0	(8,145,328)		(8,142,981)
Balance at the end (in shares) at Sep. 30, 2021		2,875,000
Balance at the beginning at Feb. 07, 2021	$ 0	$ 0	0	0		0
Balance at the beginning (in shares) at Feb. 07, 2021	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in Initial Public Offering, net of offering costs (in shares)					11,500,000
Issuance of Class B Common Stock to Sponsor	$ 0	$ 288	24,712	0		25,000
Issuance of Class B Common Stock to Sponsor (in shares)	0	2,875,000
Sale of non-redeemable private placement units to Sponsor	$ 59		5,290,242	0		5,290,301
Sale of non-redeemable private placement units to Sponsor(in shares)	585,275
Re-measurement of carrying value of Class A redeemable stock to redemption value			(5,314,954)	(13,745,600)		(19,060,554)
Net income			0	5,135,790		5,135,790
Balance at the end at Dec. 31, 2021	$ 59	$ 288	0	(8,609,810)		(8,609,463)
Balance at the end (in shares) at Dec. 31, 2021	585,275	2,875,000
Balance at the beginning at Jun. 30, 2021		$ 288	0	(9,438,293)		(9,437,946)
Balance at the beginning (in shares) at Jun. 30, 2021		2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		$ 0	0	1,292,965		1,292,965
Balance at the end at Sep. 30, 2021		$ 288	0	(8,145,328)		(8,142,981)
Balance at the end (in shares) at Sep. 30, 2021		2,875,000
Balance at the beginning at Dec. 31, 2021	$ 59	$ 288	0	(8,609,810)		(8,609,463)
Balance at the beginning (in shares) at Dec. 31, 2021	585,275	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Re-measurement of carrying value of Class A redeemable stock to redemption value			0	(1,150,000)		(1,150,000)
Net income			0	3,145,445		3,145,445
Balance at the end at Jun. 30, 2022		$ 288	0	(6,614,365)		(6,614,018)
Balance at the end (in shares) at Jun. 30, 2022		2,875,000
Balance at the beginning at Dec. 31, 2021	$ 59	$ 288	0	(8,609,810)		(8,609,463)
Balance at the beginning (in shares) at Dec. 31, 2021	585,275	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income						2,992,171
Balance at the end at Sep. 30, 2022		$ 288	0	(8,451,509)		(8,451,162)
Balance at the end (in shares) at Sep. 30, 2022		2,875,000
Balance at the beginning at Jun. 30, 2022		$ 288	0	(6,614,365)		(6,614,018)
Balance at the beginning (in shares) at Jun. 30, 2022		2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Re-measurement of carrying value of Class A redeemable stock to redemption value			0	(1,150,000)		(1,150,000)
Net income			0	(153,275)		(153,275)
Balance at the end at Sep. 30, 2022		$ 288	$ 0	$ (8,451,509)		$ (8,451,162)
Balance at the end (in shares) at Sep. 30, 2022		2,875,000